Subsidiaries (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Subsidiaries [Abstract]
IPR&D related to TyrNovo (see 5A below)	$ 6,172
IPR&D related to Famewave (see 5B below)	14,310
Total intangible assets	$ 20,482